Condensed Financial Statements of Parent Company - Statements of Cash Flows Pertaining only to Meridian Interstate Bancorp (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 15,429	$ 12,426	$ 11,970
Adjustments to reconcile net income to net cash used by operating activities:
Equity income on investment in affliate bank		(310)	(1,110)
Net amortization of securities available for sale	(15)	288	672
Gain on sales of securities, net	(9,636)	(5,568)	(4,464)
Gain on sale of investment in affiliate bank		(4,819)
Share-based compensation expense	1,170	1,170	1,080
Increase in other assets	15	1,925	3,269
Net cash provided by operating activities	27,918	3,250	33,078
Cash flows from investing activities:
Purchases of certificates of deposit			(2,500)
Maturities of certificates of deposit		2,500
Activity in securities available for sale:
Proceeds from maturities, calls and principal payments	36,877	164,894	164,415
Redemption (purchase) of mutual funds, net	11,768	(4,784)	4,855
Proceeds from sales	60,780	38,743	43,417
Net cash provided by investing activities	(417,667)	(356,994)	(156,100)
Cash flows from financing activities:
Purchase of treasury stock	(1,698)	(1,160)	(5,196)
Stock options exercised	35	27
Net cash provided by financing activities	382,828	290,251	124,214
Net change in cash and cash equivalents	(6,921)	(63,493)	1,192
Cash and cash equivalents at beginning of year	93,192	156,685	155,493
Cash and cash equivalents at end of year	86,271	93,192	156,685
Meridian Interstate Bancorp, Inc/Parent Company [Member]
Cash flows from operating activities:
Net income	15,429	12,426	11,970
Adjustments to reconcile net income to net cash used by operating activities:
Equity in undistributed earnings of subsidiaries	(15,250)	(9,438)	(11,650)
Equity income on investment in affliate bank		(310)	(1,110)
Net amortization of securities available for sale	3	3	4
Gain on sales of securities, net	(940)	(364)
Gain on sale of investment in affiliate bank		(4,819)
Share-based compensation expense	287	295	294
Increase in other assets	(76)	(66)	(125)
(Decrease) increase in other liabilities	(438)	270	226
Net cash provided by operating activities	(985)	(2,003)	(391)
Cash flows from investing activities:
Purchases of certificates of deposit			(2,500)
Maturities of certificates of deposit		2,500
Activity in securities available for sale:
Proceeds from maturities, calls and principal payments			2,000
Redemption (purchase) of mutual funds, net	11,784	(4,764)	3,509
Proceeds from sales	12,266	4,518
Proceeds from sale of investment in affiliate bank		6,600
Capital contribution to bank subsidiary	(22,000)	(5,000)
Net cash provided by investing activities	2,050	3,854	3,009
Cash flows from financing activities:
Purchase of treasury stock	(1,698)	(1,160)	(5,196)
Stock options exercised	35	27
Net cash provided by financing activities	(1,663)	(1,133)	(5,196)
Net change in cash and cash equivalents	(598)	718	(2,578)
Cash and cash equivalents at beginning of year	781	63	2,641
Cash and cash equivalents at end of year	$ 183	$ 781	$ 63